COMMITMENTS AND CONTINGENT LIABILITIES (Details) ₪ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	May 09, 2016 USD ($)	Jan. 16, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)
Aggregate minimum rental payments under non-cancelable operating leases:
2019			$ 4,661
2020			2,877
2021			1,109
2022			474
2023 and thereafter			1,047
Operating leases, total			10,168
Rent expenses			$ 6,047	$ 6,161		$ 5,377
Lease expiration date			Apr. 30, 2026
Amount awarded in litigation matter		$ 6,900
Claims	$ 40
Litigation settlement amount				10,728
Provision				10,950
Additional tax benefit				$ 200
ILS [Member]
Aggregate minimum rental payments under non-cancelable operating leases:
Litigation settlement amount | ₪					₪ 37,727